Filed electronically with the Securities and Exchange Commission on February 15, 2011

    File No. 033-12938
    File No. 811-05076

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 32	[X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 33	[X]

TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Vice President and Secretary
One Beacon Street
Boston, Massachusetts 02108
(Name and Address of Agent for Service)

Copy to:  David A. Sturms
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[__]	On February 1, 2011 pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a)(1)
[__]	On __________________ pursuant to paragraph (a)(1)
[__]	75 days after filing pursuant to paragraph (a)(2)
[__]	On __________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Fund, a series of the Registrant:

•	Tax-Exempt California Money Market Fund – Premier Shares and Institutional Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of February 2011.

       TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	February 15, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	February 15, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	February 15, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	February 15, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	February 15, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	February 15, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	February 15, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	February 15, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	February 15, 2011

/s/William McClayton
William McClayton*	Trustee	February 15, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	February 15, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	February 15, 2011

SIGNATURE	TITLE	DATE

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	February 15, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	February 15, 2011

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post Effective Amendment No. 26 to the Registration Statement, as filed on June 19, 2008; and as filed on January 27, 2009 in Post-Effective Amendment No. 28 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase